UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

DAVIDSON MULTI-CAP EQUITY FUND

SEMI-ANNUAL REPORT

For the period ended
December 31, 2019

Dear Shareholder:

What a difference a year makes! Unlike last year’s dramatic December sell-off amid trade war escalation and slowing global economic growth, U.S. equities finished 2019 near all-time highs on continued low interest rate policies and positive sentiment resulting from an announced trade deal between the U.S. and China.

There are, of course, other geopolitical factors currently at play; among them are impeachment proceedings of the U.S. President, the ongoing saga of Brexit, and tensions between the U.S. and the Middle East. That said, investors are most often wise to tune out the noise and stay on their long-term path. At the end of the day, markets are driven by the earnings of individual companies. At Davidson Funds, we remain disciplined to our investment process, examining companies from a bottom-up, fundamental perspective. We seek quality companies with proven management teams, solid balance sheets, and good growth potential.

Performance

The Class A shares of the Fund generated a total return of 3.35% on a fully-loaded basis and 8.79% on a no-load* basis during the semi-annual fiscal period ended December 31, 2019. The Class I shares of the Fund returned 8.94% over the same time period. The S&P 1500® Index, the benchmark for the Davidson Multi-Cap Equity Fund, returned 10.59% during the semi-annual fiscal period ended December 31, 2019.

The Financials sector was the Fund’s primary contributor to performance during the six-month period ending December 31, with shares of State Street Corp. appreciating. The company benefited as the overall interest rate environment improved, and the company’s third quarter earnings report exceeded investor expectations. The Health Care sector was also additive to performance; within this sector, shares of Amgen, Inc. (“Amgen”), Celgene Corp. (“Celgene”), and Cigna Corp. (“Cigna”) were strong. Amgen saw a favorable court ruling that upheld two patents on the company’s Enbrel® drug for rheumatoid arthritis, which is a top revenue generator for the company. Celgene sold its Otezla® asset, which ultimately led the company’s acquisition by Bristol-Myers Squibb to be approved by regulators. Cigna reported fiscal third quarter earnings ahead of street expectations and raised their fiscal year 2019 guidance, driven largely by the former Express Scripts business.

The Consumer Discretionary sector was the Fund’s main detractor from performance, with shares of Gildan Activewear, Inc. declining. The company preannounced third quarter earnings results below market expectations, and lowered their guidance for fiscal year 2019, citing macroeconomic weakness. Within the Consumer Staples sector, Church & Dwight Co., Inc. (“Church & Dwight”) and Sprouts Farmers Market, Inc. (“Sprouts”) detracted from performance. Church & Dwight’s management reduced fiscal fourth quarter guidance due to a product launch delay, as well as lower order rates from a large customer. Regarding Sprouts, challenging industry dynamics have weighed on the stock; further, investors had concerns about weak quarterly profits, given changes in the company’s management team. Shares of Materials sector holding DuPont de Nemours, Inc. (“DuPont”) also declined; management lowered expectations for full-year organic sales and EBITDA, given a tepid auto/electronics demand environment and higher raw material costs.

During the semi-annual fiscal period ended December 31, 2019, we made several changes to the Fund. In July, we initiated a new position in the Vanguard Consumer Discretionary ETF (“VCR”). Given the challenging fundamentals and rich valuations within the Consumer Discretionary space and our bottom-up approach to investing, we had been further underweight the sector relative to our benchmark than we would prefer. Our position in VCR respects both our opinion to be underweight this sector, while maintaining the 80-120% relative GICS® sector weighting that we strive for in the Fund. In September, we exited our positions in Dow, Inc. and Starwood Property Trust, Inc., and added to our existing position in The Progressive Corp. In October, we exited our positions of Marathon Oil Corp. and Baker Hughes Co., and initiated a new position in EOG Resources, Inc. (“EOG”), an oil & gas exploration and production company focusing on premium-drilling to help drive returns on capital higher. This focus, in combination with a highly vertically integrated operating model, enables the company to generate higher realized prices (sales price in Dollars per barrel less marketing costs) versus its peers. These attributes, along with continued double-digit production growth, make EOG an attractive investment. In November, we initiated a new position in T-Mobile, Inc. (“T-Mobile”), the third largest wireless carrier in the U.S. The company’s network investments, price leadership and customer service have created a compelling value proposition for consumers that is increasingly becoming recognized. The model of better service, comparable coverage and lower prices has allowed the company to maintain industry leading subscriber gains and lower churn. The additional scale from more subscribers positions the company to modestly grow profit margins over time. We believe industry pricing will remain stable during the significant network transition to 5G. This shift to 5G will also lead to incremental revenue growth opportunities primarily in the enterprise side of the business, which is a small but growing opportunity for T-Mobile. Finally, in December, we initiated a new position in Arista Networks, Inc. (“ANET”), a data communications equipment supplier specializing in high-end Ethernet switches known for speed and low latency. The company is well-positioned for the transition to next generation optical networking and the adoption of “spine-leaf” network architectures. ANET’s highly programmable operating system, EOS, is the company’s competitive advantage, which it is now bringing to enterprise campuses, a new market opportunity for the company.

Outlook

We are encouraged that some uncertainties, like Brexit and trade with China, which have acted as an overhang on the global economy are now finding some constructive resolution. Financial conditions also appear to be improving as the Fed cut interest rates three times in 2019 and the yield curve now has a more positive slope, suggesting improving growth. Given the aforementioned backdrop, we believe earnings growth should improve in 2020. However, historically high valuations, heightened geopolitical risks and election year politics remain key issues the market will have to contend with as we go through the year.

The current business and market cycle has been the longest in history. While we don’t anticipate a recession in 2020, we are mindful of downside risks, especially from excess debt and high valuations. In a prolonged expansion, it’s common for investors to become complacent about companies with excess debt and/or high valuations. Stocks with these characteristics tend to experience more downside when the cycle eventually turns. Ensuring we are adequately compensated for the risks we take in the portfolio is a key tenant of our strategy and will remain a high priority as we navigate 2020.

We thank you for your continued support and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson
President
Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets investments. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear their share of the fees and expenses of the ETFs and underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs and funds.

The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600® to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradeable stocks. One cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of Fund holdings. Current and future portfolio holdings are subject to risk.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Diversification does not guarantee a profit or protect from loss in a declining market.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end and back-end sales loads waived. The fully-loaded returns reflect a 5% sales load for the A shares.

EBITDA refers to earnings before interest, taxes, depreciation and amortization; this is an indicator of the overall profitability of a business.

Davidson Investment Advisors, Inc. is the adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2019 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A and Class I at the beginning of the period and held for the entire period (7/1/19-12/31/19).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A
	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19-12/31/19
Actual	$1,000.00	$1,087.90	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

*Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2019 (Unaudited), Continued

Class I
	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19-12/31/19
Actual	$1,000.00	$1,089.40	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 90.99%	Value
	Aerospace & Defense - 3.24%
25,030	United Technologies Corp.	$3,748,493

	Air Freight & Logistics - 1.76%
13,495	Fedex Corp.	2,040,579

	Banks - 6.72%
28,120	Citigroup, Inc.	2,246,507
21,850	First Republic Bank	2,566,282
21,320	JPMorgan Chase & Co.	2,972,008
		7,784,797
	Beverages - 1.90%
16,135	PepsiCo, Inc.	2,205,170

	Biotechnology - 3.73%
9,445	Amgen, Inc.	2,276,906
31,420	Gilead Sciences, Inc.	2,041,672
		4,318,578
	Capital Markets - 2.03%
29,680	State Street Corp.	2,347,688

	Chemicals - 2.77%
61,222	Corteva, Inc.	1,809,722
21,782	DuPont de Nemours, Inc.	1,398,405
		3,208,127
	Communications Equipment - 4.85%
10,435	Arista Networks, Inc. (a)	2,122,479
72,910	Cisco Systems, Inc.	3,496,764
		5,619,243
	Diversified Telecommunication Services - 2.14%
71,430	Zayo Group Holdings, Inc. (a)	2,475,049

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 90.99%, continued	Value
	Electrical Equipment - 2.04%
24,950	Eaton Corp. PLC (b)	$2,363,264

	Entertainment - 1.89%
20,415	Electronic Arts, Inc. (a)	2,194,817

	Food & Staples Retailing - 3.65%
106,610	Sprouts Farmers Market, Inc. (a)	2,062,904
18,235	Walmart, Inc.	2,167,047
		4,229,951
	Health Care Equipment & Supplies - 2.17%
9,262	Becton, Dickinson & Co.	2,518,986

	Health Care Providers & Services - 4.16%
11,464	Cigna Corp.	2,344,273
14,650	Laboratory Corp. of America Holdings (a)	2,478,341
		4,822,614
	Health Care Technology - 2.14%
33,710	Cerner Corp.	2,473,977

	Hotels, Restaurants & Leisure - 1.40%
18,515	Starbucks Corp.	1,627,839

	Household Products - 1.43%
23,575	Church & Dwight Co., Inc.	1,658,265

	Industrial Conglomerates - 1.89%
12,420	3M Co.	2,191,136

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 90.99%, continued	Value
	Insurance - 3.65%
39,105	Principal Financial Group, Inc.	$2,150,775
28,655	Progressive Corp.	2,074,335
		4,225,110
	Interactive Media & Services - 3.83%
3,323	Alphabet, Inc. - Class C (a)(d)	4,442,917

	Internet & Direct Marketing Retail - 1.83%
58,835	eBay, Inc.	2,124,532

	IT Services - 1.64%
13,624	Fidelity National Information Services, Inc.	1,894,962

	Machinery - 1.38%
32,105	Flowserve Corp.	1,597,866

	Multi-Line Retail - 1.18%
33,420	Nordstrom, Inc.	1,367,881

	Multi-Utilities - 2.86%
21,900	Sempra Energy	3,317,412

	Oil, Gas & Consumable Fuels - 4.13%
24,354	Chevron Corp.	2,934,901
22,075	EOG Resources, Inc.	1,849,002
		4,783,903
	Pharmaceuticals - 1.77%
31,950	Bristol-Myers Squibb Co.	2,050,870

	Semiconductors & Semiconductor Equipment - 1.79%
17,930	Silicon Laboratories, Inc. (a)	2,079,521

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 90.99%, continued	Value
	Software - 9.53%
23,500	Fortinet, Inc. (a)	$2,508,860
6,355	Intuit, Inc.	1,664,565
29,940	Microsoft Corp.	4,721,538
13,220	Salesforce.com, Inc. (a)	2,150,101
		11,045,064
	Technology Hardware, Storage & Peripherals - 4.11%
16,224	Apple, Inc.	4,764,178

	Textiles, Apparel & Luxury Goods - 1.41%
55,290	Gildan Activewear, Inc. (b)	1,632,714

	Wireless Telecommunication Services - 1.97%
29,105	T-Mobile US, Inc. (a)	2,282,414

	TOTAL COMMON STOCKS (Cost $64,501,102)	105,437,917

	REITs - 5.49%
121,040	AGNC Investment Corp.	2,139,987
47,420	American Campus Communities, Inc.	2,230,163
63,400	CubeSmart	1,995,832
	TOTAL REITs (Cost $5,367,081)	6,365,982

	EXCHANGE-TRADED FUND - 1.96%
11,965	Vanguard Consumer Discretionary ETF	2,267,128
	TOTAL EXCHANGE-TRADED FUND (Cost $2,206,346)	2,267,128

	RIGHTS - 0.09%
	Pharmaceuticals - 0.09%
33,270	Bristol-Myers Squibb Co. (a)	100,143
	TOTAL RIGHTS (Cost $70,865)	100,143

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited), Continued

Shares	MONEY MARKET FUND - 1.52%	Value
1,763,059	First American Government Obligations Fund, Class X, 1.51% (c)	$1,763,059
	TOTAL MONEY MARKET FUND (Cost $1,763,059)	1,763,059

	Total Investments in Securities (Cost $73,908,453) - 100.05%	115,934,229
	Liabilities in Excess of Other Assets - (0.05)%	(58,797)
	NET ASSETS - 100.00%	$115,875,432

ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(d)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2019 (Unaudited)

ASSETS:
Investments in securities, at value (identified cost $73,908,453)	$115,934,229
Receivables
Fund shares sold	23,243
Dividends and interest	122,772
Prepaid expenses	23,242
Total assets	116,103,486

LIABILITIES:
Payables
Fund shares redeemed	60,756
Advisory fee (Note 4)	51,997
12b-1 distribution fees - Class A	44,078
Administration fees	25,637
Transfer agent fees and expenses	15,821
Fund accounting fees	12,085
Audit fees	10,839
Custody fees	2,464
Chief Compliance Officer fees	2,038
Shareholder reporting	1,109
Other expenses	1,230
Total liabilities	228,054

NET ASSETS	$115,875,432

COMPONENTS OF NET ASSETS:
Paid-in capital	$72,686,578
Total distributable earnings	43,188,854
Net assets	$115,875,432

CALCULATION OF NET ASSET VALUE PER SHARE:
Class A
Net assets applicable to shares outstanding	$71,684,106
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,799,836
Net asset value and redemption price per share	$25.60
Maximum offering price per share (Net asset value per share divided by 95.00%)	$26.95

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2019 (Unaudited), Continued

Class I
Net assets applicable to shares outstanding	$44,191,326
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,728,210
Net asset value, redemption and offering price per share	$25.57

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF OPERATIONS For the six months ended December 31, 2019 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (net of withholding taxes of $2,296)	$1,065,831
Interest	20,487
Total investment income	1,086,318

Expenses:
Advisory fees (Note 4)	365,908
12b-1 distribution fees - Class A (Note 5)	88,281
Administration fees (Note 4)	68,159
Transfer agent fees and expenses (Note 4)	41,964
Fund accounting fees (Note 4)	34,041
Federal and state registration fees	17,541
Audit fees	11,338
Trustee fees and expenses	8,347
Legal fees	6,669
Custody fees (Note 4)	6,606
Chief Compliance Officer fee (Note 4)	6,038
Reports to shareholders	5,330
Insurance expense	1,208
Other expenses	2,458
Total expenses before advisory fee waiver	663,888
Less: advisory fee waiver (Note 4)	(68,965)
Net expenses	594,923
Net investment income	491,395

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,741,727
Net change in unrealized appreciation on investments	7,353,557
Net realized and unrealized gain on investments	9,095,284
Net increase in net assets resulting from operations	$9,586,679

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$491,395	$808,708
Net realized gain on investments	1,741,727	12,178,260
Net change in unrealized appreciation/(depreciation) on investments	7,353,557	(4,503,246)
Net increase in net assets resulting from operations	9,586,679	8,483,722

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Class A	(4,830,066)	(6,623,628)
Net dividends and distributions to shareholders - Class I	(3,073,232)	(4,199,474)
Total distributions to shareholders	(7,903,298)	(10,823,102)

CAPITAL SHARE TRANSACTIONS:
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	2,167,632	(1,761,592)

Total increase/(decrease) in net assets	3,851,013	(4,100,972)

NET ASSETS:
Beginning of period	112,024,419	116,125,391
End of period	$115,875,432	$112,024,419

(a)	A summary of share transactions can be found on the following page.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class A
	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	30,093	$763,528	116,473	$2,826,704
Shares issued on reinvestments of distributions	183,146	4,545,684	269,784	6,142,993
Shares redeemed**	(214,499)	(5,511,913)	(394,388)	(9,800,835)
Net decrease	(1,260)	$(202,701)	(8,131)	$(831,138)

** Net of redemption fees of		$—		$1

	Class I
	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	86,814	$2,220,409	157,681	$3,769,193
Shares issued on reinvestments of distributions	86,700	2,149,293	116,463	2,648,365
Shares redeemed**	(78,578)	(1,999,369)	(292,595)	(7,348,012)
Net increase/(decrease)	94,936	$2,370,333	(18,451)	$(930,454)

** Net of redemption fees of		$8		$—

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

FINANCIAL HIGHLIGHTS - Class A

For a share outstanding throughout each period

	Six Months Ended		Year Ended June 30,
	December 31, 2019
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value, beginning of period	$25.26		$26.01		$24.40		$21.73	$22.96	$22.61

Income from investment operations:
Net investment income^	0.10		0.15		0.26		0.14	0.19	0.06
Net realized and unrealized gain/(loss) on investments	2.07		1.58		2.08		3.45	(0.54)	1.31
Total from investment operations	2.17		1.73		2.34		3.59	(0.35)	1.37

Less distributions:
From net investment income	(0.15)		(0.36)		(0.13)		(0.04)	(0.07)	(0.21)
From net realized gain on investments	(1.68)		(2.12)		(0.60)		(0.88)	(0.81)	(0.81)
Total distributions	(1.83)		(2.48)		(0.73)		(0.92)	(0.88)	(1.02)

Redemption fees retained	—		0.00 ^	#	0.00 ^	#	—	—	—

Net asset value, end of period	$25.60		$25.26		$26.01		$24.40	$21.73	$22.96

Total return	8.79%	‡	7.71%		9.70%		16.69%	-1.46%	6.34%

Ratios/supplemental data:
Net assets, end of period (thousands)	$71,684		$70,763		$73,081		$74,428	$52,476	$53,419
Ratio of expenses to average net assets:
Before fee waivers	1.27%	†	1.28%		1.27%		1.30%	1.34%	1.36%
After fee waivers	1.15%	†	1.15%		1.15%		1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waivers	0.66%	†	0.47%		0.90%		0.45%	0.71%	0.05%
After fee waivers	0.78%	†	0.60%		1.02%		0.60%	0.90%	0.26%
Portfolio turnover rate	8.84%	‡	21.39%		32.14%		27.68%	25.30%	13.91%

^ Based on average shares outstanding.

# Amount is less than $0.01 per share.

‡ Not annualized.

† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

FINANCIAL HIGHLIGHTS - Class I

For a share outstanding throughout each period

	Six Months Ended		Year Ended June 30,
	December 31, 2019
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$25.26		$26.06	$24.40	$21.74	$22.94	$22.59

Income from investment operations:
Net investment income^	0.13		0.23	0.32	0.20	0.25	0.12
Net realized and unrealized gain/(loss) on investments	2.08		1.55	2.10	3.45	(0.54)	1.30
Total from investment operations	2.21		1.78	2.42	3.65	(0.29)	1.42

Less distributions:
From net investment income	(0.22)		(0.46)	(0.16)	(0.11)	(0.10)	(0.26)
From net realized gain on investments	(1.68)		(2.12)	(0.60)	(0.88)	(0.81)	(0.81)
Total distributions	(1.90)		(2.58)	(0.76)	(0.99)	(0.91)	(1.07)

Redemption fees retained	0.00 ^	#	—	—	—	—	0.00 ^	#

Net asset value, end of period	$25.57		$25.26	$26.06	$24.40	$21.74	$22.94

Total return	8.94%	‡	7.96%	10.03%	16.95%	-1.22%	6.61%

Ratios/supplemental data:
Net assets, end of period (thousands)	$44,191		$41,261	$43,044	$40,892	$27,865	$24,991
Ratio of expenses to average net assets:
Before fee waivers	1.02%	†	1.03%	1.02%	1.05%	1.09%	1.11%
After fee waivers	0.90%	†	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	0.91%	†	0.77%	1.14%	0.72%	0.96%	0.32%
After fee waivers	1.03%	†	0.90%	1.26%	0.87%	1.15%	0.53%
Portfolio turnover rate	8.84%	‡	21.39%	32.14%	27.68%	25.30%	13.91%

^ Based on average shares outstanding.

# Amount is less than $0.01 per share.

‡ Not annualized.

† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services –  Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 calendar days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended December 31, 2019, the Class I shares retained $8 in redemption fees.

G.	Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 9 for more information about a subsequent event.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,395,198	$—	$—	$11,395,198
Consumer Discretionary	6,752,965	—	—	6,752,965
Consumer Staples	8,093,387	—	—	8,093,387
Energy	4,783,902	—	—	4,783,902
Financials	14,357,596	—	—	14,357,596
Health Care	16,185,025	—	—	16,185,025
Industrials	11,941,338	—	—	11,941,338
Information Technology	25,402,967	—	—	25,402,967
Materials	3,208,127	—	—	3,208,127
Utilities	3,317,412	—	—	3,317,412
Total Common Stocks	105,437,917	—	—	105,437,917
REITs	6,365,982	—	—	6,365,982
Exchange-Traded Fund	2,267,128	—	—	2,267,128
Rights	100,143	—	—	100,143
Money Market Fund	1,763,059	—	—	1,763,059
Total Investments in Securities	$115,934,229	$—	$—	$115,934,229

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2019, the end of the reporting period. During the six months ended December 31, 2019, the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Davidson Investment Advisors, Inc. (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2019, the Fund incurred $365,908 in advisory fees. Advisory fees payable at December 31, 2019 for the Fund were $51,997.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividend on securities sold short and extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board’s review and approval at time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2019, the Advisor reduced its fees and absorbed Fund expenses in the amount of $68,965. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

6/30/2020	6/30/2021	6/30/2022	12/31/2022	Total
$87,044	$142,440	$147,274	$68,965	$445,723

Fund Services serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied of the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended December 31, 2019, are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended December 31, 2019 are disclosed in the Statement of Operations.

The Distributor has advised the Fund that it has received $17,307 in front-end sales charges resulting from sales of Class A shares. For the six months ended December 31, 2019, the Distributor paid commissions of $17,307 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. Additionally, DAD will receive all of the initial sales charge for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2019, the 12b-1 distribution fees incurred under the Plan by the Fund’s shares are disclosed in the statement of operations.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $9,747,255 and $12,696,244, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2019 and for the fiscal year ended June 30, 2019 was as follows:

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Ordinary income	$1,013,662	$2,370,559
Long-term capital gains	6,889,636	8,452,543

As of June 30, 2019, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$76,914,381
Gross tax unrealized appreciation	38,246,889
Gross tax unrealized depreciation	(3,588,446)
Net tax unrealized appreciation (a)	34,658,443
Undistributed ordinary income	344,505
Undistributed long-term capital gain	6,502,525
Total distributable earnings	6,847,030
Total accumulated earnings/(losses)	$41,505,473

(a)   The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

●	ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2019 (Unaudited), Continued

●	Foreign and Emerging Market Securities Risk. Foreign securities are subject to special risks. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

●	Market and Issuer Risk. Securities held by the Fund may fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

●	Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

NOTE 9 – SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Davidson Multi-Cap Equity Fund

NOTICE TO SHAREHOLDERS at December 31, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which at the time was comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) on behalf of the Davidson Multi-Cap Equity Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and an appropriate securities market benchmarks. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period and underperformed its peer group median for the three-, five-, and ten-year periods. The Board reviewed the performance of the Fund against broad-based securities market benchmarks noting that it had underperformed both its primary and secondary benchmark indices for the one-, three-, five-, and ten-year periods.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts for all periods, noting the Fund had underperformed for the one-year, three-year, five-year, and ten-year periods.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.	The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts, if any, for other types of clients as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Class A shares and 0.90% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s total expense ratio for Class A shares was above its peer group median and average and that the Fund’s total expense ratio for Class I shares was above its peer group median and below its peer group average. Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Class A shares and Class I shares was above the median and average of the Fund’s peer group.

The Board noted that the Fund’s contractual advisory fee was above its peer group median and average. Additionally, the Board noted that the Fund’s contractual advisory fee was above the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund for the year ended June 30, 2019, were below the peer group median and average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.	economies of scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Fund does not exceed the specified Expense Caps. The Board noted that at current asset levels, the Advisor continued to subsidize expenses to maintain the Expense Caps and determined to revisit the issue of economies of scale when the Fund has grown to a point that this subsidization is no longer in effect.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, including “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage and Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer – D.A. Davidson & Co. – in connection with the sale of Class A shares of the Fund. The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor

Davidson Investment Advisors, Inc.

 Davidson Building
8 Third Street North

Great Falls, Montana 59401
www.davidsonmutualfunds.com

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

 U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and
Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

DAVIDSON MULTI-CAP EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

For the period ended
December 31, 2019

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date      3/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/Principal
  Executive Officer

Date    3/10/2020

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal Financial
  Officer

Date    3/9/2020

* Print the name and title of each signing officer under his or her signature.